UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended December 31, 2004


Institutional Investment Manager Filing this Report:


Fleet National Bank
100 Federal Street
Boston, MA 02110

Form 13F File Number:  028-00453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Charles F. Bowman
Senior Vice President
704-387-1297

Signature, Place, and Date of Signing:




/s/ Charles F. Bowman
Charlotte, NC
January 31, 2005

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number 028-00158
Name: Bank of America Corporation

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